7. Trade receivables (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables
At the beginning of the year	R$ (5)	R$ (6)	R$ (4)
Allowance booked for the year	(263)	(630)	(740)
Write-offs of receivables	282	771	621
Deconsolidation Via Varejo	(74)
Assets held for sale and discontinued operations	1	(140)	117
Business combination	(28)
At the end of the year	R$ (32)	R$ (5)	R$ (6)